CONTRACTS RECEIVABLE, NET (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTRACTS RECEIVABLE, NET
Revenue from 2017 FMP "smart campus" contract	$ 0	$ 0	$ 1,517,410
2017 FMP contract post-installation maintenance fee revenue	171,035	187,559	153,040
Revenue from 2019 FMP "smart campus" contract	612,359	926,187	0
2019 FMP contract post-installation maintenance fee revenue	159,736
Total revenue from FMP "smart campus" contracts	$ 943,130	$ 1,113,746	$ 1,670,450